Income Taxes (Details Narrative) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 15, 2022	Jan. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of IncomeTax [Line Items]
Additional income tax and interest reassessed to date			$ 1,783
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized			663	$ 594
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized			88,000	75,000
Current income tax expense benefit			3,244	3,793
Income tax relating to components of other comprehensive income			(387)	(3,612)
Adjustments for current tax of prior periods			1,180	(309)
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes			(74)	43
Not Later Than Five Years [Member]
Disclosure Of IncomeTax [Line Items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized to expire			11	$ 9
Fall Economic Statement Implementation Act Two Thousand And Twenty Two [Member] | Canadian Federal Budget [member] | Canada Recovery Dividend [member]
Disclosure Of IncomeTax [Line Items]
Current income tax expense benefit		$ 553
Income tax relating to components of other comprehensive income		239
Fall Economic Statement Implementation Act Two Thousand And Twenty Two [Member] | Additional Permanent Tax Rate [member] | Canadian Federal Budget [member]
Disclosure Of IncomeTax [Line Items]
Tax rate effect from change in tax rate	1.50%
Adjustments for current tax of prior periods		82
Income tax relating to other comprehensive income of prior period		75
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes		$ 50
Canada Revenue Agency Reassessment [member] | 2018 taxation year [member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed			15
Canada Revenue Agency Reassessment [member] | 2011 to 2018 taxation years [member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed			1,661
Revenu Quebec Agency [member] | 2011 to 2017 taxation years [member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed			51
Revenu Quebec Agency [member] | 2016 and 2017 taxation years [member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed			17
Alberta Tax and Revenue Administration Reassessment [member] | 2011 to 2018 taxation years [member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed			71
Alberta Tax and Revenue Administration Reassessment [member] | 2017 and 2018 taxation years [member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed			$ 17